                       THE COUNTRYBASKETS INDEX FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                           APRIL 30, 1997 (UNAUDITED)


                                                       AUSTRALIA        FRANCE
                                                         INDEX          INDEX
                                                         SERIES         SERIES
                                                       ----------     ----------
ASSETS
  Cash . . . . . . . . . . . . . . . . . . . . . .     $   69,216     $   72,620
                                                       ----------     ----------

  TOTAL ASSETS . . . . . . . . . . . . . . . . . .         69,216         72,620
                                                       ----------     ----------

LIABILITIES
  Accounts payable and accrued expenses. . . . . .         69,216         72,620
                                                       ----------     ----------

  TOTAL LIABILITIES. . . . . . . . . . . . . . . .         69,216         72,620
                                                       ----------     ----------
  NET ASSETS . . . . . . . . . . . . . . . . . . .     $        0     $        0
                                                       ----------     ----------
                                                       ----------     ----------

  Net asset value, offering and redemption price
    per share. . . . . . . . . . . . . . . . . . .     $     0.00     $     0.00
  Shares outstanding at end of period. . . . . . .              0              0


The accompanying notes are an integral part of the financial statements.

                      THE COUNTRYBASKETS INDEX FUND, INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                           APRIL 30, 1997 (UNAUDITED)


                                                        GERMANY       HONG KONG        ITALY          JAPAN       SOUTH AFRICA
                                                         INDEX          INDEX          INDEX          INDEX          INDEX
                                                         SERIES         SERIES         SERIES         SERIES         SERIES
                                                       ----------     ----------     ----------     ----------     ----------
ASSETS
  Cash . . . . . . . . . . . . . . . . . . . . . .     $   69,539     $   70,850     $   68,447     $   69,891     $   63,613
                                                       ----------     ----------     ----------     ----------     ----------

  TOTAL ASSETS . . . . . . . . . . . . . . . . . .         69,539         70,850         68,447         69,891         63,613
                                                       ----------     ----------     ----------     ----------     ----------
LIABILITIES
  Accounts payable and accrued expenses. . . . . .         69,539         70,850         68,447         69,891         63,613
                                                       ----------     ----------     ----------     ----------     ----------

  TOTAL LIABILITIES. . . . . . . . . . . . . . . .         69,539         70,850         68,447         69,891         63,613
                                                       ----------     ----------     ----------     ----------     ----------

  NET ASSETS . . . . . . . . . . . . . . . . . . .     $        0     $        0             $0     $        0     $        0
                                                       ----------     ----------     ----------     ----------     ----------
                                                       ----------     ----------     ----------     ----------     ----------
  Net asset value, offering and redemption price
    per share. . . . . . . . . . . . . . . . . . .     $     0.00     $     0.00     $     0.00     $     0.00     $     0.00
  Shares outstanding at end of period. . . . . . .              0              0              0              0              0




The accompanying notes are an integral part of the financial statements.

                      THE COUNTRYBASKETS INDEX FUND, INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                          APRIL 30, 1997 (UNAUDITED)


                                                          UK             US
                                                         INDEX          INDEX
                                                         SERIES         SERIES
                                                       ----------     ----------
ASSETS
  Cash . . . . . . . . . . . . . . . . . . . . . .     $   79,057     $   91,692
                                                       ----------     ----------

  TOTAL ASSETS . . . . . . . . . . . . . . . . . .         79,057         91,692
                                                       ----------     ----------

LIABILITIES
  Accounts payable and accrued expenses. . . . . .         79,057         91,692
                                                       ----------     ----------

  TOTAL LIABILITIES. . . . . . . . . . . . . . . .         79,057         91,692
                                                       ----------     ----------

  NET ASSETS . . . . . . . . . . . . . . . . . . .     $        0     $        0
                                                       ----------     ----------
                                                       ----------     ----------

  Net asset value, offering and redemption price
    per share. . . . . . . . . . . . . . . . . . .     $        0     $        0
  Shares outstanding at end of period. . . . . . .              0              0



The accompanying notes are an integral part of the financial statements.

                       THE COUNTRYBASKETS INDEX FUND, INC.
                            STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


                                                       AUSTRALIA        FRANCE
                                                         INDEX          INDEX
                                                         SERIES         SERIES
                                                       ----------     ----------
INVESTMENT INCOME
  Dividend income. . . . . . . . . . . . . . . . .     $   81,633     $   62,120
  Less: foreign withholding taxes. . . . . . . . .           (821)        (6,156)
                                                       ----------     ----------
    Net dividend income. . . . . . . . . . . . . .         80,812         55,964
  Interest income. . . . . . . . . . . . . . . . .          8,625          6,418
  Interest income from securities lending. . . . .         10,101         35,497
                                                       ----------     ----------

      TOTAL INCOME . . . . . . . . . . . . . . . .         99,538         97,879
                                                       ----------     ----------

EXPENSES
  Investment management fees . . . . . . . . . . .         10,649         37,964
  Distribution fees. . . . . . . . . . . . . . . .          7,837         21,657
  Administration fees. . . . . . . . . . . . . . .         34,452         34,452
  Custody and accounting fees. . . . . . . . . . .         35,245         37,808
  Transfer agent fees. . . . . . . . . . . . . . .         11,867         11,867
  Legal fees . . . . . . . . . . . . . . . . . . .          7,527          7,527
  Audit fees . . . . . . . . . . . . . . . . . . .          1,805          1,943
  Directors' fees and expenses . . . . . . . . . .          7,110          7,137
  Reports to shareholders. . . . . . . . . . . . .          1,111          1,111
  NYSE listing fees. . . . . . . . . . . . . . . .          1,984          1,984
  Amortization of organization costs . . . . . . .         13,453         13,453
  Other expenses . . . . . . . . . . . . . . . . .          9,133         11,304
                                                       ----------     ----------

      TOTAL EXPENSES . . . . . . . . . . . . . . .        142,173        188,207
  Investment management fees waived by Adviser . .        (10,649)       (37,964)
  Expenses borne by Adviser. . . . . . . . . . . .       (101,132)       (50,339)
                                                       ----------     ----------

      NET EXPENSES . . . . . . . . . . . . . . . .         30,392         99,904
                                                       ----------     ----------

      NET INVESTMENT INCOME (LOSS) . . . . . . . .         69,146         (2,025)
                                                       ----------     ----------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
  Investments. . . . . . . . . . . . . . . . . . .        971,505      4,406,936
  Foreign currency transactions. . . . . . . . . .         51,689        (59,291)
Net change in unrealized appreciation
  (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . .       (722,256)    (2,018,094)
  Foreign currency translations. . . . . . . . . .           (257)        (3,840)
                                                       ----------     ----------

    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY . . . . . . .        300,681      2,325,711
                                                       ----------     ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . . . . .     $  369,827     $2,323,686
                                                       ----------     ----------
                                                       ----------     ----------


The accompanying notes are an integral part of the financial statements.

                      THE COUNTRYBASKETS INDEX FUND, INC.
                          STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


                                                        GERMANY       HONG KONG
                                                         INDEX          INDEX
                                                         SERIES         SERIES
                                                       ----------     ----------
INVESTMENT INCOME
  Dividend income. . . . . . . . . . . . . . . . .     $   28,976     $  104,898
  Less: foreign withholding taxes. . . . . . . . .         (2,898)             0
                                                       ----------     ----------

    Net dividend income. . . . . . . . . . . . . .         26,078        104,898
  Interest income. . . . . . . . . . . . . . . . .          6,987         11,322
  Interest income from securities lending. . . . .          4,989          2,321
                                                       ----------     ----------
      TOTAL INCOME . . . . . . . . . . . . . . . .         38,054        118,541
                                                       ----------     ----------

EXPENSES
  Investment management fees . . . . . . . . . . .         14,159         18,052
  Distribution fees. . . . . . . . . . . . . . . .         10,313          9,637
  Administration fees. . . . . . . . . . . . . . .         34,452         34,452
  Custody and accounting fees. . . . . . . . . . .         35,303         37,285
  Transfer agent fees. . . . . . . . . . . . . . .         11,867         11,867
  Legal fees . . . . . . . . . . . . . . . . . . .          7,527          7,527
  Audit fees . . . . . . . . . . . . . . . . . . .          1,760          1,805
  Directors' fees and expenses . . . . . . . . . .          7,101          7,110
  Reports to shareholders. . . . . . . . . . . . .          1,111          1,111
  NYSE listing fees. . . . . . . . . . . . . . . .          1,984          1,984
  Amortization of organization costs . . . . . . .         13,453         13,453
  Other expenses . . . . . . . . . . . . . . . . .         11,207         11,381
                                                       ----------     ----------

      TOTAL EXPENSES . . . . . . . . . . . . . . .        150,237        155,664
  Investment management fees waived by Adviser . .        (14,159)       (18,052)
  Expenses borne by Adviser. . . . . . . . . . . .        (81,954)       (83,559)
                                                       ----------     ----------

      NET EXPENSES . . . . . . . . . . . . . . . .         54,124         54,053
                                                       ----------     ----------

      NET INVESTMENT INCOME (LOSS) . . . . . . . .        (16,070)        64,488
                                                       ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
  Investments. . . . . . . . . . . . . . . . . . .      2,199,259      1,949,979
  Foreign currency transactions. . . . . . . . . .          6,529            555
Net change in unrealized appreciation
  (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . .       (751,087)    (1,096,458)
  Foreign currency translations. . . . . . . . . .         (1,448)            12
                                                       ----------     ----------

      NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCY . . . . . .      1,453,253        854,088
                                                       ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . . . . .     $1,437,183     $  918,576
                                                       ----------     ----------
                                                       ----------     ----------


The accompanying notes are an integral part of the financial statements.

                      THE COUNTRYBASKETS INDEX FUND, INC.
                            STATEMENTS OF OPERATIONS
              FOR THE SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


                                                         ITALY          JAPAN       SOUTH AFRICA       UK             US
                                                         INDEX          INDEX          INDEX          INDEX          INDEX
                                                         SERIES         SERIES         SERIES         SERIES         SERIES
                                                       ----------     ----------     ----------     ----------     ----------
INVESTMENT INCOME
  Dividend income. . . . . . . . . . . . . . . . .        $15,629        $15,046        $51,853        $90,134        $83,497
  Less: foreign withholding taxes. . . . . . . . .         (2,344)        (2,257)             0        (12,821)             0
                                                       ----------     ----------     ----------     ----------     ----------

    Net dividend income. . . . . . . . . . . . . .         13,285         12,789         51,853         77,313         83,497
  Interest income. . . . . . . . . . . . . . . . .          5,874         12,240          2,839          8,882         11,420
  Interest income from securities lending. . . . .         30,068         23,401              0              0              0
                                                       ----------     ----------     ----------     ----------     ----------
      TOTAL INCOME . . . . . . . . . . . . . . . .         49,227         48,430         54,692         86,195         94,917
                                                       ----------     ----------     ----------     ----------     ----------
EXPENSES
  Investment management fees . . . . . . . . . . .         30,631         49,115         12,734          9,064          7,772
  Distribution fees. . . . . . . . . . . . . . . .         16,236         33,481          7,600          7,553          9,714
  Administration fees. . . . . . . . . . . . . . .         34,452         34,452         34,452         34,452         34,452
  Custody and accounting fees. . . . . . . . . . .         34,935         52,261         35,000         41,646         52,255
  Transfer agent fees. . . . . . . . . . . . . . .         11,867         11,867         11,866         11,866         11,866
  Legal fees . . . . . . . . . . . . . . . . . . .          7,527          7,527          7,527          7,527          7,527
  Audit fees . . . . . . . . . . . . . . . . . . .          1,943          1,760          2,133          1,850          1,583
  Directors' fees and expenses . . . . . . . . . .          7,137          7,101          7,175          7,119          7,067
  Reports to shareholders. . . . . . . . . . . . .          1,111          1,111          1,111          1,111          1,111
  NYSE listing fees. . . . . . . . . . . . . . . .          1,984          1,984          1,984          1,984          1,984
  Amortization of organization costs . . . . . . .         13,453         13,453         13,453         13,453         13,453
  Other expenses . . . . . . . . . . . . . . . . .         11,304         11,957         10,876         11,255         11,113
                                                       ----------     ----------     ----------     ----------     ----------

      TOTAL EXPENSES . . . . . . . . . . . . . . .        172,580        226,069        145,911        148,880        159,897
  Investment management fees waived by Adviser . .        (30,631)       (49,115)       (12,734)        (9,064)        (7,772)
  Expenses borne by Adviser. . . . . . . . . . . .        (67,846)       (35,838)       (90,791)       (98,482)      (101,668)
                                                       ----------     ----------     ----------     ----------     ----------

      NET EXPENSES . . . . . . . . . . . . . . . .         74,103        141,116         42,386         41,334         50,457
                                                       ----------     ----------     ----------     ----------     ----------

      NET INVESTMENT INCOME (LOSS) . . . . . . . .        (24,876)       (92,686)        12,306         44,861         44,460
                                                       ----------     ----------     ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
  Investments. . . . . . . . . . . . . . . . . . .      7,187,621    (14,117,791)    (2,496,487)     2,538,637      2,770,023
  Foreign currency transactions. . . . . . . . . .         (4,749)        51,874        (25,346)        12,830              0
Net change in unrealized appreciation
  (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . .     (1,672,918)     6,433,226      2,330,744     (1,640,780)    (1,230,719)
  Foreign currency translations. . . . . . . . . .             65          9,958          2,717         (5,288)             0
                                                       ----------     ----------     ----------     ----------     ----------

      NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCY . . . . . .      5,510,019     (7,622,733)      (188,372)       905,399      1,539,304
                                                       ----------     ----------     ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . . . . .     $5,485,143    $(7,715,419)     $(176,066)      $950,260     $1,583,764
                                                       ----------     ----------     ----------     ----------     ----------
                                                       ----------     ----------     ----------     ----------     ----------



The accompanying notes are an integral part of the financial statements.

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                       AUSTRALIA INDEX SERIES
                                                                ------------------------------------
                                                                                     PERIOD FROM
                                                                                    MARCH 25, 1996
                                                                                    (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                 APRIL 30, 1997    OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income. . . . . . . . . . . . . . . . . . .      $     69,146        $    279,620
    Net realized gain (loss) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .           971,505              22,714
      Foreign currency transactions. . . . . . . . . . . . . .            51,689                (764)
    Net change in unrealized appreciation (depreciation) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .          (722,256)            722,256
      Foreign currency translation . . . . . . . . . . . . . .              (257)                257
                                                                    ------------        ------------
    Net increase in net assets resulting from operations . . .           369,827           1,024,083
                                                                    ------------        ------------

  Dividends and distributions to Shareholders. . . . . . . . .          (390,455)                  0
                                                                    ------------        ------------

  Capital share transactions (1):
    Net proceeds from sale of shares . . . . . . . . . . . . .                 0          13,772,077
    Net cost of redemptions. . . . . . . . . . . . . . . . . .       (10,775,373)         (4,011,646)
                                                                    ------------        ------------
    Net increase (decrease)  in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .       (10,775,373)          9,760,431
                                                                    ------------        ------------

    Total increase (decrease). . . . . . . . . . . . . . . . .       (10,796,001)         10,784,514
  Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . .        10,796,001              11,487
                                                                    ------------        ------------
    End of period (2). . . . . . . . . . . . . . . . . . . . .      $          0        $ 10,796,001
                                                                    ------------        ------------
                                                                    ------------        ------------

  (1) Shares sold. . . . . . . . . . . . . . . . . . . . . . .                 0             700,000
      Shares redeemed. . . . . . . . . . . . . . . . . . . . .          (500,584)           (200,000)
                                                                    ------------        ------------
      Net increase (decrease) in shares outstanding. . . . . .          (500,584)            500,000
                                                                    ------------        ------------
                                                                    ------------        ------------

  (2) Including undistributed net investment income. . . . . .      $          0        $    278,856



The accompanying notes are an integral part of the financial statements.

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                   (UNAUDITED)


                                                                           FRANCE INDEX SERIES
                                                                ------------------------------------
                                                                                     PERIOD FROM
                                                                                    MARCH 28, 1996
                                                                                    (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                 APRIL 30, 1997    OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) . . . . . . . . . . . . . . .      $     (2,025)       $    648,568
    Net realized gain (loss) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .         4,406,936             295,487
      Foreign currency transactions. . . . . . . . . . . . . .           (59,291)             (7,188)
    Net change in unrealized appreciation (depreciation) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .        (2,018,094)          2,018,094
      Foreign currency translation . . . . . . . . . . . . . .            (3,840)              3,840
                                                                    ------------        ------------
    Net increase in net assets resulting from operations . . .         2,323,686           2,958,801
                                                                    ------------        ------------

  Dividends and distributions to Shareholders. . . . . . . . .        (1,017,344)                  0
                                                                    ------------        ------------

  Capital share transactions (1):
    Net proceeds from sale of shares . . . . . . . . . . . . .                 0          49,252,505
    Net cost of redemptions. . . . . . . . . . . . . . . . . .       (45,880,256)         (7,648,891)
                                                                    ------------        ------------
    Net increase (decrease) in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .       (45,880,256)         41,603,614
                                                                    ------------        ------------

    Total increase (decrease). . . . . . . . . . . . . . . . .       (44,573,914)         44,562,415
  Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . .        44,573,914              11,499
                                                                    ------------        ------------
    End of period (2). . . . . . . . . . . . . . . . . . . . .      $          0         $44,573,914
                                                                    ------------        ------------
                                                                    ------------        ------------

  (1) Shares sold. . . . . . . . . . . . . . . . . . . . . . .                 0           1,300,000
      Shares redeemed. . . . . . . . . . . . . . . . . . . . .        (1,100,305)           (200,000)
                                                                    ------------        ------------
      Net increase (decrease) in shares outstanding. . . . . .        (1,100,305)          1,100,000
                                                                    ------------        ------------
                                                                    ------------        ------------

  (2) Including undistributed net investment income. . . . . .                $0            $641,380


The accompanying notes are an integral part of the financial statements.

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                  (UNAUDITED)


                                                                        GERMANY INDEX SERIES
                                                                ------------------------------------
                                                                                     PERIOD FROM
                                                                                    MARCH 22, 1996
                                                                                    (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                 APRIL 30, 1997    OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) . . . . . . . . . . . . . . .      $    (16,070)       $    158,608
    Net realized gain on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .         2,199,259               4,581
      Foreign currency transactions. . . . . . . . . . . . . .             6,529                 854
    Net change in unrealized appreciation (depreciation) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .          (751,087)            751,087
      Foreign currency translation . . . . . . . . . . . . . .            (1,448)              1,448
                                                                    ------------        ------------
    Net increase in net assets resulting from operations . . .         1,437,183             916,578
                                                                    ------------        ------------
  Dividends and distributions to Shareholders. . . . . . . . .          (180,099)                  0
                                                                    ------------        ------------

  Capital share transactions (1):
    Net proceeds from sale of shares . . . . . . . . . . . . .                 0          20,803,037
    Net cost of redemptions. . . . . . . . . . . . . . . . . .       (22,988,175)                  0
                                                                    ------------        ------------
    Net increase (decrease) in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .       (22,988,175)         20,803,037
                                                                    ------------        ------------

    Total increase (decrease). . . . . . . . . . . . . . . . .       (21,731,091)         21,719,615
  Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . .        21,731,091              11,476
                                                                    ------------        ------------
    End of period (2). . . . . . . . . . . . . . . . . . . . .      $          0         $21,731,091
                                                                    ------------        ------------
                                                                    ------------        ------------

  (1) Shares sold. . . . . . . . . . . . . . . . . . . . . . .                 0             600,000
      Shares redeemed. . . . . . . . . . . . . . . . . . . . .          (600,331)                  0
                                                                    ------------        ------------
      Net increase (decrease)in shares outstanding . . . . . .          (600,331)            600,000
                                                                    ------------        ------------
                                                                    ------------        ------------

  (2) Including undistributed net investment income. . . . . .      $          0        $    158,608



The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                  (UNAUDITED)


                                                                       HONG KONG INDEX SERIES
                                                                ------------------------------------
                                                                                     PERIOD FROM
                                                                                    MARCH 25, 1996
                                                                                    (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                 APRIL 30, 1997    OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income. . . . . . . . . . . . . . . . . . .      $     64,488        $    591,058
    Net realized gain (loss) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .         1,949,979             374,442
      Foreign currency transactions. . . . . . . . . . . . . .               555                (251)
    Net change in unrealized appreciation (depreciation) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .        (1,096,458)          1,096,458
      Foreign currency translation . . . . . . . . . . . . . .                12                 (12)
                                                                    ------------        ------------
    Net increase in net assets resulting from operations . . .           918,576           2,061,695
                                                                    ------------        ------------
  Dividends and distributions to Shareholders. . . . . . . . .          (810,639)                  0
                                                                    ------------        ------------

  Capital share transactions (1):
    Net proceeds from sale of shares . . . . . . . . . . . . .                 0          29,252,928
    Net cost of redemptions. . . . . . . . . . . . . . . . . .       (16,151,155)        (15,282,886)
                                                                    ------------        ------------
    Net increase (decrease) in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .       (16,151,155)         13,970,042
                                                                    ------------        ------------

    Total increase (decrease). . . . . . . . . . . . . . . . .       (16,043,218)         16,031,737
  Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . .        16,043,218              11,481
                                                                    ------------        ------------
    End of period (2). . . . . . . . . . . . . . . . . . . . .      $          0        $ 16,043,218
                                                                    ------------        ------------
                                                                    ------------        ------------

  (1) Shares sold. . . . . . . . . . . . . . . . . . . . . . .                 0           1,000,000
      Shares redeemed. . . . . . . . . . . . . . . . . . . . .          (500,394)           (500,000)
                                                                    ------------        ------------
      Net increase (decrease) in shares outstanding. . . . . .          (500,394)            500,000
                                                                    ------------        ------------
                                                                    ------------        ------------

  (2) Including undistributed net investment income. . . . . .      $          0        $    590,807


The accompanying notes are an integral part of the financial statements.

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                   (UNAUDITED)


                                                                        ITALY INDEX SERIES
                                                                ------------------------------------
                                                                                     PERIOD FROM
                                                                                    MARCH 28, 1996
                                                                                    (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                 APRIL 30, 1997    OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) . . . . . . . . . . . . . . .         $ (24,876)           $478,185
    Net realized gain (loss) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .         7,187,621             273,922
      Foreign currency transactions. . . . . . . . . . . . . .            (4,749)             (2,457)
    Net change in unrealized appreciation (depreciation) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .        (1,672,918)          1,672,918
      Foreign currency translation . . . . . . . . . . . . . .                65                 (65)
                                                                    ------------        ------------
    Net increase in net assets resulting from operations . . .         5,485,143           2,422,503
                                                                    ------------        ------------

  Dividends and distributions to Shareholders. . . . . . . . .        (1,020,476)                  0
                                                                    ------------        ------------
  Capital share transactions (1):
    Net proceeds from sale of shares . . . . . . . . . . . . .                 0          29,550,884
    Net cost of redemptions. . . . . . . . . . . . . . . . . .       (36,449,547)                  0
                                                                    ------------        ------------
    Net increase (decrease) in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .       (36,449,547)         29,550,884
                                                                    ------------        ------------

    Total increase (decrease). . . . . . . . . . . . . . . . .       (31,984,880)         31,973,387
  Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . .        31,984,880              11,493
                                                                    ------------        ------------
    End of period (2). . . . . . . . . . . . . . . . . . . . .      $          0        $ 31,984,880
                                                                    ------------        ------------
                                                                    ------------        ------------

  (1) Shares sold. . . . . . . . . . . . . . . . . . . . . . .                 0           1,200,000
      Shares redeemed. . . . . . . . . . . . . . . . . . . . .        (1,200,467)                  0
                                                                    ------------        ------------
      Net increase (decrease) in shares outstanding. . . . . .        (1,200,467)          1,200,000
                                                                    ------------        ------------
                                                                    ------------        ------------

  (2) Including undistributed net investment income. . . . . .      $          0        $    475,728



The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                  (UNAUDITED)


                                                                        JAPAN INDEX SERIES
                                                                ------------------------------------
                                                                                     PERIOD FROM
                                                                                    MARCH 22, 1996
                                                                                    (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                 APRIL 30, 1997    OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) . . . . . . . . . . . . . . .      $    (92,686)              5,625
    Net realized gain (loss) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .       (14,117,791)            100,861
      Foreign currency transactions. . . . . . . . . . . . . .            51,874             (18,942)
    Net change in unrealized appreciation (depreciation) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .         6,433,226          (6,433,226)
      Foreign currency translation . . . . . . . . . . . . . .             9,958              (9,958)
                                                                    ------------        ------------
    Net (decrease) in net assets resulting from operations . .        (7,715,419)         (6,355,640)
                                                                    ------------        ------------

  Dividends and distributions to Shareholders. . . . . . . . .          (100,015)                  0
                                                                    ------------        ------------

  Capital share transactions (1):
    Net proceeds from sale of shares . . . . . . . . . . . . .                 0          75,972,110
    Net cost of redemptions. . . . . . . . . . . . . . . . . .       (61,812,506)                  0
                                                                    ------------        ------------
    Net increase (decrease) in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .       (61,812,506)         75,972,110
                                                                    ------------        ------------

    Total increase (decrease). . . . . . . . . . . . . . . . .       (69,627,940)         69,616,470
  Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . .        69,627,940              11,470
                                                                    ------------        ------------
    End of period (2). . . . . . . . . . . . . . . . . . . . .      $          0        $ 69,627,940
                                                                    ------------        ------------
                                                                    ------------        ------------

  (1) Shares sold. . . . . . . . . . . . . . . . . . . . . . .                 0           2,000,000
      Shares redeemed. . . . . . . . . . . . . . . . . . . . .        (2,000,302)                  0
                                                                    ------------        ------------
      Net increase (decrease) in shares outstanding. . . . . .        (2,000,302)          2,000,000
                                                                    ------------        ------------
                                                                    ------------        ------------

  (2) Including undistributed net investment income. . . . . .      $          0        $          0


The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                  (UNAUDITED)


                                                                     SOUTH AFRICA INDEX SERIES
                                                                ------------------------------------
                                                                                      PERIOD FROM
                                                                                     APRIL 1, 1996
                                                                                     (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                 APRIL 30, 1997    OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income. . . . . . . . . . . . . . . . . . .      $     12,306        $    148,663
    Net realized loss on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .        (2,496,487)            (15,281)
      Foreign currency transactions. . . . . . . . . . . . . .           (25,346)            (15,557)
    Net change in unrealized appreciation (depreciation) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .         2,330,744          (2,330,744)
      Foreign currency translation . . . . . . . . . . . . . .             2,717              (2,717)
                                                                    ------------        ------------
    Net decrease in net assets resulting from operations . . .          (176,066)         (2,215,636)
                                                                    ------------        ------------

  Dividends and distributions to Shareholders. . . . . . . . .          (174,166)                  0
                                                                    ------------        ------------

  Capital share transactions (1):
    Net proceeds from sale of shares . . . . . . . . . . . . .                 0          18,130,256
    Net cost of redemptions. . . . . . . . . . . . . . . . . .       (15,575,882)                  0
                                                                    ------------        ------------
    Net increase (decrease) in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .       (15,575,882)         18,130,256
                                                                    ------------        ------------

    Total increase (decrease). . . . . . . . . . . . . . . . .       (15,926,114)         15,914,620
  Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . .        15,926,114              11,494
                                                                    ------------        ------------
    End of period (2). . . . . . . . . . . . . . . . . . . . .      $          0        $ 15,926,114
                                                                    ------------        ------------
                                                                    ------------        ------------

  (1) Shares sold. . . . . . . . . . . . . . . . . . . . . . .                 0             900,000
      Shares redeemed. . . . . . . . . . . . . . . . . . . . .          (900,571)                  0
                                                                    ------------        ------------
      Net increase (decrease) in shares outstanding. . . . . .          (900,571)            900,000
                                                                    ------------        ------------
                                                                    ------------        ------------

  (2) Including undistributed net investment income. . . . . .      $          0        $    133,106



The accompanying notes are an integral part of the financial statements

                    THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                   (UNAUDITED)


                                                                          UK INDEX SERIES
                                                                ------------------------------------
                                                                                     PERIOD FROM
                                                                                    MARCH 26, 1996
                                                                                    (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                 APRIL 30, 1997    OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income. . . . . . . . . . . . . . . . . . .      $     44,861        $    213,332
    Net realized gain on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .         2,538,637              30,567
      Foreign currency transactions. . . . . . . . . . . . . .            12,830               5,931
    Net change in unrealized appreciation (depreciation) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .        (1,640,780)          1,640,780
      Foreign currency translation . . . . . . . . . . . . . .            (5,288)              5,288
                                                                    ------------        ------------
    Net increase in net assets resulting from operations . . .           950,260           1,895,898
                                                                    ------------        ------------

  Dividends and distributions to Shareholders. . . . . . . . .          (339,338)                  0
                                                                    ------------        ------------

  Capital share transactions (1):
    Net proceeds from sale of shares . . . . . . . . . . . . .                 0          11,527,715
    Net cost of redemptions. . . . . . . . . . . . . . . . . .       (14,046,023)                  0
                                                                    ------------        ------------
    Net increase (decrease) in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .       (14,046,023)         11,527,715
                                                                    ------------        ------------

    Total increase (decrease). . . . . . . . . . . . . . . . .       (13,435,101)         13,423,613
  Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . .        13,435,101              11,488
                                                                    ------------        ------------
    End of period (2). . . . . . . . . . . . . . . . . . . . .      $          0        $ 13,435,101
                                                                    ------------        ------------
                                                                    ------------        ------------

  (1) Shares sold. . . . . . . . . . . . . . . . . . . . . . .                 0             300,000
      Shares redeemed. . . . . . . . . . . . . . . . . . . . .          (300,299)                  0
                                                                    ------------        ------------
      Net increase (decrease) in shares outstanding. . . . . .          (300,299)            300,000
                                                                    ------------        ------------
                                                                    ------------        ------------

  (2) Including undistributed net investment income. . . . . .      $          0        $    213,332



The accompanying notes are an integral part of the financial statements.

                    THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                  (UNAUDITED)


                                                                          US INDEX SERIES
                                                                ------------------------------------
                                                                                     PERIOD FROM
                                                                                    MARCH 20, 1996
                                                                                    (COMMENCEMENT
                                                                SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                 APRIL 30, 1997    OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income. . . . . . . . . . . . . . . . . . .      $     44,460        $    182,438
    Net realized gain on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .         2,770,023             321,969
    Net change in unrealized appreciation (depreciation) on:
      Investments. . . . . . . . . . . . . . . . . . . . . . .        (1,230,719)          1,230,719
                                                                    ------------        ------------
    Net increase in net assets resulting from operations . . .         1,583,764           1,735,126
                                                                    ------------        ------------

  Dividends and distributions to Shareholders. . . . . . . . .          (120,086)           (117,084)
                                                                    ------------        ------------

  Capital share transactions (1):
    Net proceeds from sale of shares . . . . . . . . . . . . .                 0          31,884,000
    Net cost of redemptions. . . . . . . . . . . . . . . . . .       (18,652,817)        (16,324,381)
                                                                    ------------        ------------
    Net increase (decrease) in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .       (18,652,817)        (15,559,619)
                                                                    ------------        ------------

    Total increase (decrease). . . . . . . . . . . . . . . . .       (17,189,139)         17,177,661
  Net assets:
    Beginning of period. . . . . . . . . . . . . . . . . . . .        17,189,139              11,478
                                                                    ------------        ------------
    End of period (2). . . . . . . . . . . . . . . . . . . . .      $          0        $ 17,189,139
                                                                    ------------        ------------
                                                                    ------------        ------------

  (1) Shares sold. . . . . . . . . . . . . . . . . . . . . . .                 0             600,000
      Shares redeemed. . . . . . . . . . . . . . . . . . . . .          (300,216)           (300,000)
                                                                    ------------        ------------
      Net increase (decrease) in shares outstanding. . . . . .          (300,216)            300,000
                                                                    ------------        ------------
                                                                    ------------        ------------

  (2) Including undistributed net investment income. . . . . .      $          0        $     65,354


                       COUNTRYBASKETS-SM- INDEX FUND, INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
             SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING
                        THROUGHOUT THE PERIODS INDICATED


                                                                                   AUSTRALIA INDEX SERIES
                                                                                   ----------------------
                                                                                                  PERIOD FROM
                                                                                                 MARCH 25, 1996
                                                                                                 (COMMENCEMENT
                                                                             SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                              APRIL 30, 1997     OCTOBER 31, 1996
Net asset value at beginning of period . . . . . . . . . . . . .                 $ 21.57             $ 19.67
                                                                                 -------             -------
INVESTMENT OPERATIONS:
    Net investment income. . . . . . . . . . . . . . . . . . . .                    0.22                0.56
    Net realized and unrealized gain (loss)
    on investments and foreign currency. . . . . . . . . . . . .                    0.71                1.34
                                                                                 -------             -------
INCREASE (DECREASE) FROM INVESTMENT
    OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . .                    0.93                1.90
                                                                                 -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . .                   (0.78)               0.00
                                                                                 -------             -------

LIQUIDATION REDEMPTION(g). . . . . . . . . . . . . . . . . . . .                  (21.72)               0.00
                                                                                 -------             -------

NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . . . . . . .                 $  0.00             $ 21.57
                                                                                 -------             -------
                                                                                 -------             -------
MARKET PRICE AT END OF PERIOD. . . . . . . . . . . . . . . . . .                 $  0.00             $ 21.50
                                                                                 -------             -------
                                                                                 -------             -------
TOTAL RETURN BASED ON:
    Net asset value (c)  . . . . . . . . . . . . . . . . . . . .                    4.37% (a) (h)       9.66% (a)

RATIOS AND SUPPLEMENTAL DATA:
    Net assets at end of period (000's). . . . . . . . . . . . .                 $  0.000            $ 10,796
    RATIO TO AVERAGE NET ASSETS:
    Expenses (b) (d) . . . . . . . . . . . . . . . . . . . . . .                    1.13%               1.00%
    Net investment income (b). . . . . . . . . . . . . . . . . .                    2.57%               3.76%
    Portfolio turnover rate (a) (e). . . . . . . . . . . . . . .                    0.24%               4.07%
  Average brokerage commissions (f). . . . . . . . . . . . . . .                 $  0.0091           $  0.0074


(a)  Not annualized.
(b)  Annualized.
(c) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the opening price on the commencement date of operations and a sale on the last day of the period or upon liquidation date, whichever is applicable, also at net asset value. During the period, total return based on net asset value would have been lower had certain fees and expenses not been reimbursed and/or waived by the Administrator and the Adviser.
(d) Net of certain fees and expenses reimbursed and/or waived by the Administrator for the period ended October 31, 1996 and the Adviser for the period ended October 31, 1996 and April 30, 1997. Had the Administrator and the Adviser not undertaken to reimburse and/waive such fees and expenses, the ratio of expenses to average net assets would have been 5.29% for 1997 and 4.47% for 1996.
(e) Excludes securities received or delivered as a result of processing capital share transactions in Creation Unit(s).
(f) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.
(g)  See Note 8 in the Notes to Financial Statements.
(h)  The total return is calculated through liquidation (See note 8).

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)
        SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT
                            THE PERIODS INDICATED


                                                                                      FRANCE INDEX SERIES
                                                                                      -------------------
                                                                                                   PERIOD FROM
                                                                                                  MARCH 28, 1996
                                                                                                  (COMMENCEMENT
                                                                             SIX MONTHS ENDED    OF OPERATIONS) TO
                                                                            APRIL 30, 1997        OCTOBER 31, 1996
Net asset value at beginning of period . . . . . . . . . . . . . . . .           $ 40.51             $ 37.70
                                                                                 -------             -------
INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .              0.55                0.59
     Net realized and unrealized gain (loss)
      on investments and foreign currency. . . . . . . . . . . . . . .              2.30                2.22
                                                                                 -------             -------
INCREASE (DECREASE) FROM INVESTMENT
     OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . .              2.85                2.81
                                                                                 -------             -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . . . . .             (1.13)               0.00
                                                                                 -------             -------

LIQUIDATION REDEMPTION(g). . . . . . . . . . . . . . . . . . . . . . .            (42.23)               0.00
                                                                                 -------             -------

NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . . . . . . . . . .           $  0.00             $ 40.51
                                                                                 -------             -------
                                                                                 -------             -------

MARKET PRICE AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . .           $  0.00             $40.625
                                                                                 -------             -------
                                                                                 -------             -------
TOTAL RETURN BASED ON:
     Net asset value (c) . . . . . . . . . . . . . . . . . . . . . . .              7.13% (a) (h)       7.45% (a)

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period (000's) . . . . . . . . . . . . . . .           $  0.000           $ 44,574
     RATIO TO AVERAGE NET ASSETS:
        Expenses (b) (d) . . . . . . . . . . . . . . . . . . . . . . .              1.10%               1.00%
        Net investment income (b). . . . . . . . . . . . . . . . . . .             (0.02%)              2.72%
     Portfolio turnover rate (a) (e) . . . . . . . . . . . . . . . . .              0.00%               7.82%
     Average brokerage commissions (f) . . . . . . . . . . . . . . . .           $  0.0172          $   0.0530


(a)  Not annualized.
(b)  Annualized.
(c) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the opening price on the commencement date of operations and a sale on the last day of the period or upon liquidation date, whichever is applicable, also at net asset value. During the period, total return based on net asset value would have been lower had certain fees and expenses not been reimbursed and/or waived by the Administrator and the Adviser.
(d) Net of certain fees and expenses reimbursed and/or waived by the Administrator for the period ended October 31, 1996 and the Adviser for the period ended October 31, 1996 and April 30, 1997. Had the Administrator and the Adviser not undertaken to reimburse and/waive such fees and expenses, the ratio of expenses to average net assets would have been 2.07% for 1997 and 1.93% for 1996.
(e) Excludes securities received or delivered as a result of processing capital share transactions in Creation Unit(s).
(f) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.
(g)  See Note 8 in the Notes to Financial Statements.
(h)  The total return is calculated through liquidation (See note 8).

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)
        SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT
                            THE PERIODS INDICATED


                                                                                   GERMANY INDEX SERIES
                                                                                   --------------------
                                                                                                     PERIOD FROM
                                                                                                   MARCH 22, 1996
                                                                                                  (COMMENCEMENT OF
                                                                            SIX MONTHS ENDED       OPERATIONS) TO
                                                                             APRIL 30, 1997       OCTOBER 31, 1996
Net asset value at beginning of period . . . . . . . . . . . . . . . . . .       $ 36.20             $ 34.67
                                                                                 -------              ------
INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . .          0.04                0.26
     Net realized and unrealized gain (loss)
      on investments and foreign currency. . . . . . . . . . . . . . . . .          3.19                1.27
                                                                                 -------             -------
INCREASE (DECREASE) FROM INVESTMENT
 OPERATIONS    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3.23                1.53
                                                                                 -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . . . . . . .         (0.30)               0.00
                                                                                 -------             -------

LIQUIDATION REDEMPTION(g). . . . . . . . . . . . . . . . . . . . . . . . .        (39.13)               0.00
                                                                                 -------             -------

NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . . . . . . . . . . . .       $  0.00             $ 36.20
                                                                                 -------             -------
                                                                                 -------             -------

TOTAL RETURN BASED ON
     Net asset value (c) . . . . . . . . . . . . . . . . . . . . . . . . .          8.95% (a) (h)       4.41% (a)

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period (000's) . . . . . . . . . . . . . . . . .       $  0.000            $ 21,731
     RATIO TO AVERAGE NET ASSETS:
        Expenses (b) (d) . . . . . . . . . . . . . . . . . . . . . . . . .          1.19%               1.00%
        Net investment income (b). . . . . . . . . . . . . . . . . . . . .          (.35%)              1.24%
     Portfolio turnover rate (a) (e) . . . . . . . . . . . . . . . . . . .          4.86%               2.83%
     Average brokerage commissions (f) . . . . . . . . . . . . . . . . . .       $  0.0636           $  0.0951


(a)  Not annualized.
(b)  Annualized.
(c) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the opening price on the commencement date of operations and a sale on the last day of the period or upon liquidation date, whichever is applicable, also at net asset value. During the period, total return based on net asset value would have been lower had certain fees and expenses not been reimbursed and/or waived by the Administrator and the Adviser.
(d) Net of certain fees and expenses reimbursed and/or waived by the Administrator for the period ended October 31, 1996 and the Adviser for the period ended October 31, 1996 and April 30, 1997. Had the Administrator and the Adviser not undertaken to reimburse and/waive such fees and expenses, the ratio of expenses to average net assets would have been 3.31% for 1997 and 2.86% for 1996.
(e) Excludes securities received or delivered as a result of processing capital share transactions in Creation Unit(s).
(f) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.
(g)  See Note 8 in the Notes to Financial Statements.
(h)  The total return is calculated through liquidation (See note 8).

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)
        SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT
                            THE PERIODS INDICATED


                                                                             HONG KONG INDEX SERIES
                                                                             ----------------------
                                                                                              PERIOD FROM
                                                                                             MARCH 25, 1996
                                                                                             (COMMENCEMENT
                                                                        SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                         APRIL 30, 1997     OCTOBER 31, 1996
Net asset value at beginning of period . . . . . . . . . . . . . . . .      $ 32.06             $ 29.14
                                                                            -------             -------
INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .         0.44                1.18
     Net realized and unrealized gain (loss)
      on investments and foreign currency. . . . . . . . . . . . . . .         0.75                1.74
                                                                            -------             -------
INCREASE (DECREASE) FROM INVESTMENT
 OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.19                2.92
                                                                            -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . . . . .        (1.62)               0.00
                                                                            -------             -------

LIQUIDATION REDEMPTION(g). . . . . . . . . . . . . . . . . . . . . . .       (31.63)               0.00
                                                                            -------             -------

NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . . . . . . . . . .      $  0.00             $ 32.06
                                                                            -------             -------
                                                                            -------             -------
MARKET PRICE AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . .      $  0.00             $ 32.00
                                                                            -------             -------
                                                                            -------             -------
TOTAL RETURN BASED ON
     Net asset value (c) . . . . . . . . . . . . . . . . . . . . . . .         3.39%(a) (h)       10.02% (a)

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period (000's) . . . . . . . . . . . . . . .      $  0.000            $ 16,043
     RATIO TO AVERAGE NET ASSETS:
        Expenses (b) (d) . . . . . . . . . . . . . . . . . . . . . . .         1.22%               1.00%
        Net investment income (b). . . . . . . . . . . . . . . . . . .         1.45%               3.62%
     Portfolio turnover rate (a) (e) . . . . . . . . . . . . . . . . .         0.00%               3.22%
     Average brokerage commissions (f) . . . . . . . . . . . . . . . .      $  0.0055           $  0.0041


(a)  Not annualized.
(b)  Annualized.
(c) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the opening price on the commencement date of operations and a sale on the last day of the period or upon liquidation date, whichever is applicable, also at net asset value. During the period, total return based on net asset value would have been lower had certain fees and expenses not been reimbursed and/or waived by the Administrator and the Adviser.
(d) Net of certain fees and expenses reimbursed and/or waived by the Administrator for the period ended October 31, 1996 and the Adviser for the period ended October 31, 1996 and April 30, 1997. Had the Administrator and the Adviser not undertaken to reimburse and/waive such fees and expenses, the ratio of expenses to average net assets would have been 3.51% for 1997 and 2.57% for 1996.
(e) Excludes securities received or delivered as a result of processing capital share transactions in Creation Unit(s).
(f) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.
(g)  See Note 8 in the Notes to Financial Statements.
(h)  The total return is calculated through liquidation (See note 8).

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)
        SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT
                            THE PERIODS INDICATED


                                                                                ITALY INDEX SERIES
                                                                                ------------------
                                                                                             PERIOD FROM
                                                                                            MARCH 28, 1997
                                                                                            (COMMENCEMENT
                                                                        SIX MONTHS ENDED    OF OPERATIONS) TO
                                                                         APRIL 30, 1997     OCTOBER 31, 1996
Net asset value at beginning of period . . . . . . . . . . . . . . . .      $ 26.64             $ 24.61
                                                                            -------             -------
INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .         0.62                0.40
     Net realized and unrealized gain (loss)
      on investments and foreign currency. . . . . . . . . . . . . . .         4.80                1.63
                                                                            -------             -------
INCREASE (DECREASE) FROM INVESTMENT
     OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.42                2.03
                                                                            -------             -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . . . . .        (1.02)               0.00
                                                                            -------             -------
LIQUIDATION REDEMPTION(g). . . . . . . . . . . . . . . . . . . . . . .       (31.04)               0.00
                                                                            -------             -------

NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . . . . . . . . . .      $  0.00             $ 26.64
                                                                            -------             -------
                                                                            -------             -------
MARKET PRICE AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . .      $  0.00             $ 26.75
                                                                            -------             -------
                                                                            -------             -------
TOTAL RETURN BASED ON
     Net asset value(c). . . . . . . . . . . . . . . . . . . . . . . .        20.77%(a) (h)        8.25% (a)

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period (000's) . . . . . . . . . . . . . . .      $  0.000           $ 31,985
     RATIO TO AVERAGE NET ASSETS:
        Expenses (b) (d) . . . . . . . . . . . . . . . . . . . . . . .         1.09%               1.00%
        Net investment income (b). . . . . . . . . . . . . . . . . . .        (0.37%)              2.43%
     Portfolio turnover rate (a) (e) . . . . . . . . . . . . . . . . .        14.42%              18.49%
     Average brokerage commissions (f) . . . . . . . . . . . . . . . .      $  0.0035          $   0.0030


(a)  Not annualized.
(b)  Annualized.
(c) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the opening price on the commencement date of operations and a sale on the last day of the period or upon liquidation date, whichever is applicable, also at net asset value. During the period, total return based on net asset value would have been lower had certain fees and expenses not been reimbursed and/or waived by the Administrator and the Adviser.
(d) Net of certain fees and expenses reimbursed and/or waived by the Administrator for the period ended October 31, 1996 and the Adviser for the period ended October 31, 1996 and April 30, 1997. Had the Administrator and the Adviser not undertaken to reimburse and/waive such fees and expenses, the ratio of expenses to average net assets would have been 2.54% for 1997 and 2.18% for 1996.
(e) Excludes securities received or delivered as a result of processing capital share transactions in Creation Unit(s).
(f) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.
(g)  See Note 8 in the Notes to Financial Statements.
(h)  The total return is calculated through liquidation (See note 8).

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)
        SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT
                            THE PERIODS INDICATED

                                                                              JAPAN INDEX SERIES
                                                                              ------------------
                                                                                             PERIOD FROM
                                                                                            MARCH 22, 1996
                                                                                             (COMMENCEMENT
                                                                        SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                          APRIL 30, 1997    OCTOBER 31, 1996
Net asset value at beginning of period . . . . . . . . . . . . . . . .      $ 34.81             $ 37.98
                                                                            -------             -------
INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .         0.05                0.00
     Net realized and unrealized gain (loss)
      on investments and foreign currency. . . . . . . . . . . . . . .        (5.60)              (3.17)
                                                                            -------             -------
INCREASE (DECREASE) FROM INVESTMENT
 OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (5.55)              (3.17)
                                                                            -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . . . . .        (0.05)               0.00
                                                                            -------             -------

LIQUIDATION REDEMPTION(g). . . . . . . . . . . . . . . . . . . . . . .       (29.21)               0.00
                                                                            -------             -------

NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . . . . . . . . . .      $  0.00             $ 34.81
                                                                            -------             -------
                                                                            -------             -------
MARKET PRICE AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . .      $  0.00             $34.875
                                                                            -------             -------
                                                                            -------             -------
TOTAL RETURN BASED ON
     Net asset value(c). . . . . . . . . . . . . . . . . . . . . . . .       (15.99)% (a) (h)     (8.35)% (a)

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period (000's) . . . . . . . . . . . . . . .      $  0.000           $ 69,628
     RATIO TO AVERAGE NET ASSETS:
        Expenses (b) (d) . . . . . . . . . . . . . . . . . . . . . . .         1.00%               1.00%
        Net investment income (b). . . . . . . . . . . . . . . . . . .        (0.66%)              0.01%
     Portfolio turnover rate (a) (e) . . . . . . . . . . . . . . . . .         0.68%               5.31%
     Average brokerage commissions (f) . . . . . . . . . . . . . . . .      $  0.0112          $   0.0156


(a)  Not annualized.
(b)  Annualized.
(c) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the opening price on the commencement date of operations and a sale on the last day of the period or upon liquidation date, whichever is applicable, also at net asset value. During the period, total return based on net asset value would have been lower had certain fees and expenses not been reimbursed and/or waived by the Administrator and the Adviser.
(d) Net of certain fees and expenses reimbursed and/or waived by the Administrator for the period ended October 31, 1996 and the Adviser for the period ended October 31, 1996 and April 30, 1997. Had the Administrator and the Adviser not undertaken to reimburse and/waive such fees and expenses, the ratio of expenses to average net assets would have been 1.60% for 1997 and 1.46% for 1996.
(e) Excludes securities received or delivered as a result of processing capital share transactions in Creation Unit(s).
(f) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.
(g)  See Note 8 in the Notes to Financial Statements.
(h)  The total return is calculated through liquidation (See note 8).

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)
        SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT
                            THE PERIODS INDICATED


                                                                            SOUTH AFRICA INDEX SERIES
                                                                            -------------------------
                                                                                              PERIOD FROM
                                                                                             APRIL 1, 1996
                                                                                             (COMMENCEMENT
                                                                        SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                         APRIL 30, 1997    OCTOBER 31, 1996
Net asset value at beginning of period . . . . . . . . . . . . . . . .      $ 17.68             $ 20.13
                                                                            -------             -------
INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .         0.14                0.17
     Net realized and unrealized gain (loss)
      on investments and foreign currency. . . . . . . . . . . . . . .         0.75               (2.62)
                                                                            -------             -------
INCREASE (DECREASE) FROM INVESTMENT
 OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.89               (2.45)
                                                                            -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . . . . .        (0.29)               0.00
                                                                            -------             -------

LIQUIDATION REDEMPTION(g). . . . . . . . . . . . . . . . . . . . . . .       (18.28)               0.00
                                                                            -------             -------

NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . . . . . . . . . .      $  0.00             $ 17.68
                                                                            -------             -------
                                                                            -------             -------
MARKET PRICE AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . .      $  0.00             $ 17.75
                                                                            -------             -------
                                                                            -------             -------
TOTAL RETURN BASED ON
     Net asset value (c) . . . . . . . . . . . . . . . . . . . . . . .         5.17% (a) (h)     (12.17%) (a)

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period (000's) . . . . . . . . . . . . . . .      $  0.000            $ 15,926
     RATIO TO AVERAGE NET ASSETS:
        Expenses (b) (d) . . . . . . . . . . . . . . . . . . . . . . .         1.40%               1.00%
        Net investment income (b). . . . . . . . . . . . . . . . . . .         0.41%               1.53%
     Portfolio turnover rate (a) (e) . . . . . . . . . . . . . . . . .         0.64%               2.19%
     Average brokerage commissions (f) . . . . . . . . . . . . . . . .      $  0.0906           $  0.0163


(a)  Not annualized.
(b)  Annualized.
(c) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the opening price on the commencement date of operations and a sale on the last day of the period or upon liquidation date, whichever is applicable, also at net asset value. During the period, total return based on net asset value would have been lower had certain fees and expenses not been reimbursed and/or waived by the Administrator and the Adviser.
(d) Net of certain fees and expenses reimbursed and/or waived by the Administrator for the period ended October 31, 1996 and the Adviser for the period ended October 31, 1996 and April 30, 1997. Had the Administrator and the Adviser not undertaken to reimburse and/waive such fees and expenses, the ratio of expenses to average net assets would have been 4.84% for 1997 and 3.59% for 1996.
(e) Excludes securities received or delivered as a result of processing capital share transactions in Creation Unit(s).
(f) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.
(g)  See Note 8 in the Notes to Financial Statements.
(h)  The total return is calculated through liquidation (See note 8).

                       COUNTRYBASKETS-SM- INDEX FUND, INC.
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)
        SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT
                            THE PERIODS INDICATED

                                                                                   UK INDEX SERIES
                                                                                   ---------------
                                                                                               PERIOD FROM
                                                                                              MARCH 26, 1996
                                                                                              (COMMENCEMENT
                                                                        SIX MONTHS ENDED     OF OPERATIONS) TO
                                                                          APRIL 30, 1997      OCTOBER 31, 1996
Net asset value at beginning of period . . . . . . . . . . . . . . . .      $ 44.74             $ 38.42
                                                                            -------             -------
INVESTMENT OPERATIONS:
        Net investment income. . . . . . . . . . . . . . . . . . . . .         0.42                0.71
        Net realized and unrealized gain (loss)
        on investments and foreign currency. . . . . . . . . . . . . .         2.98                5.61
                                                                            -------             -------
INCREASE (DECREASE) FROM INVESTMENT
        OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .         3.40                6.32
                                                                            -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . . . . .        (1.13)               0.00
                                                                            -------             -------

LIQUIDATION REDEMPTION(g). . . . . . . . . . . . . . . . . . . . . . .       (47.01)               0.00
                                                                            -------             -------

NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . . . . . . . . . .      $  0.00             $ 44.74
                                                                            -------             -------
                                                                            -------             -------
MARKET PRICE AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . .      $  0.00             $ 45.00
                                                                            -------             -------
                                                                            -------             -------

TOTAL RETURN BASED ON
     Net asset value (c) . . . . . . . . . . . . . . . . . . . . . . .         7.75% (a) (h)      16.45% (a)

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period (000's) . . . . . . . . . . . . . . .      $  0.000            $ 13,435
     RATIO TO AVERAGE NET ASSETS:
        Expenses (b) (d) . . . . . . . . . . . . . . . . . . . . . . .         1.20%               1.00%
        Net investment income (b). . . . . . . . . . . . . . . . . . .         1.30%               2.91%
     Portfolio turnover rate (a) (e) . . . . . . . . . . . . . . . . .         0.96%               3.19%
     Average brokerage commissions (f) . . . . . . . . . . . . . . . .      $  0.0120           $  0.0080


(a)  Not annualized.
(b)  Annualized.
(c) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the opening price on the commencement date of operations and a sale on the last day of the period or upon liquidation date, whichever is applicable, also at net asset value. During the period, total return based on net asset value would have been lower had certain fees and expenses not been reimbursed and/or waived by the Administrator and the Adviser.
(d) Net of certain fees and expenses reimbursed and/or waived by the Administrator for the period ended October 31, 1996 and the Adviser for the period ended October 31, 1996 and April 30, 1997. Had the Administrator and the Adviser not undertaken to reimburse and/waive such fees and expenses, the ratio of expenses to average net assets would have been 4.32% for 1997 and 4.61% for 1996.
(e) Excludes securities received or delivered as a result of processing capital share transactions in Creation Unit(s).
(f) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.
(g)  See Note 8 in the Notes to Financial Statements.
(h)  The total return is calculated through liquidation (See note 8).

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                  FINANCIAL HIGHLIGHTS (CONTINUED) (UNAUDITED)
        SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT
                             THE PERIODS INDICATED

                                                                                  US INDEX SERIES
                                                                                  ---------------
                                                                                              PERIOD FROM
                                                                                             MARCH 20, 1996
                                                                                             (COMMENCEMENT
                                                                          SIX MONTHS ENDED   OF OPERATIONS) TO
                                                                           APRIL 30, 1997     OCTOBER 31, 1996
Net asset value at beginning of period . . . . . . . . . . . . . . . .      $ 57.26             $ 53.14
                                                                            -------             -------
INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . . . . . . . . . .         0.18                0.61
     Net realized and unrealized gain (loss)
      on investments and foreign currency. . . . . . . . . . . . . . .         8.42                3.90
                                                                            -------             -------
INCREASE (DECREASE) FROM INVESTMENT
     OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . .         8.60                4.51
                                                                            -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. . . . . . . . . . . . . .        (0.40)              (0.39)
                                                                            -------             -------

LIQUIDATION REDEMPTION(g). . . . . . . . . . . . . . . . . . . . . . .       (65.46)              (0.00)
                                                                            -------             -------

NET ASSET VALUE AT END OF PERIOD . . . . . . . . . . . . . . . . . . .      $  0.00             $ 57.26
                                                                            -------             -------
                                                                            -------             -------
MARKET PRICE AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . .      $  0.00             $ 57.00
                                                                            -------             -------
                                                                            -------             -------
TOTAL RETURN BASED ON
     Net asset value (c) . . . . . . . . . . . . . . . . . . . . . . .        15.08% (a) (h)       8.50% (a)
     Market price (a) (c). . . . . . . . . . . . . . . . . . . . . . .        --( i)               7.29%

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period (000's) . . . . . . . . . . . . . . .      $  0.000            $ 17,189
     RATIO TO AVERAGE NET ASSETS:
        Expenses (b) (d) . . . . . . . . . . . . . . . . . . . . . . .         1.13%               1.00%
        Net investment income (b). . . . . . . . . . . . . . . . . . .         0.99%               1.09%
     Portfolio turnover rate (a) (e) . . . . . . . . . . . . . . . . .         0.00%               1.45%
     Average brokerage commissions (f) . . . . . . . . . . . . . . . .      $  0.0717           $  0.0419


(a)  Not annualized.
(b)  Annualized.
(c) Total return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at the opening price on the commencement date of operations and a sale on the last day of the period or upon liquidation date, whichever is applicable, also at net asset value. During the period, total return based on net asset value would have been lower had certain fees and expenses not been reimbursed and/or waived by the Administrator and the Adviser.
(d) Net of certain fees and expenses reimbursed and/or waived by the Administrator for the period ended October 31, 1996 and the Adviser for the period ended October 31, 1996 and April 30, 1997. Had the Administrator and the Adviser not undertaken to reimburse and/waive such fees and expenses, the ratio of expenses to average net assets would have been 3.57% for 1997 and 2.34% for 1996.
(e) Excludes securities received or delivered as a result of processing capital share transactions in Creation Unit(s).
(f) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.
(g)  See Note 8 in the Notes to Financial Statements.
(h)  The total return is calculated through liquidation (See note 8).

                     THE COUNTRYBASKETS-SM- INDEX FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION

The CountryBaskets-SM- Index Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on August 8, 1994. The Fund is registered under the Investment Company Act of 1940 as an open-end, non-diversified management investment company organized in series ("Series"). As more fully described in
Note 8, effective February 7, 1997, the stockholders approved a Plan of Complete Liquidation and Dissolution of the Fund, and on April 11, 1997, the Fund was dissolved as a Maryland Corporation.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

INVESTMENT TRANSACTIONS: Investment transactions have been recorded on the trade date. Cost of securities sold delivered has been calculated using the identified cost method. Dividend income has been recorded on the ex-dividend date and interest income on an accrual basis. Such dividend income and interest income was recorded net of the unrecoverable portion of any applicable foreign withholding tax.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund have been maintained in US dollars. Assets and liabilities denominated in foreign currency amounts were translated into US dollars at the relevant foreign exchange rate for each Series in effect at 4:00 p.m., London time. Purchases and sales of investment securities, income and expenses were reported at the prevailing exchange rate on the respective dates of such transactions. The resultant gains and losses arising from exchange rate fluctuations have been identified separately in the Statement of Operations, except for such amounts attributable to investments which are included in net realized and unrealized gains and losses on investments. Foreign investments may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among others, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

EXPENSES: Expenses have been recorded on an accrual basis. Expenses of the Series which were directly identifiable to a specific Series were allocated to that Series. Expenses not directly attributed to a specific Series were allocated among the Series in such a manner as deemed equitable by the Board of Directors.

DISTRIBUTION TO STOCKHOLDERS: Dividends from net investment income, of all Series other than the US Index Series were declared and paid at least annually and, in the case of the US Index Series, quarterly. Capital gains of each Series, if any, were distributed at least annually. Dividends and capital gains distributions were distributed by each Series in US dollars. The Fund recorded all distributions to stockholders on the ex-dividend date.

Income and capital gain distributions were determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets were not affected.

DEFERRED ORGANIZATION COSTS: The costs of organizing the Fund were paid by Deutsche Morgan Grenfell Inc. ("DMG"), investment adviser to the Fund (the "Adviser").

The initial shares of each Series issued to the Fund's distributor, ALPS Mutual Fund Services, Inc., were redeemed on each Series' liquidation date.

LOANS OF PORTFOLIO SECURITIES: Each Series of the Fund, with the exception of the UK Index Series, loaned portfolio securities while it continued to earn dividends on such securities loaned. In connection with the lending of the portfolio of securities, the Series received total collateral in an amount at least equal to 105 percent of the market value of the securities loaned at the inception of the loan. The value of the portfolio securities loaned was marked-to-market on a daily basis and additional collateral was requested from the borrower, as necessary, to ensure that its value was at least equal to 100 percent of the securities loaned at all times. Cash collateral received was invested in a short-term instrument, State Street Bank and Trust Company of New Hampshire, NA Securities Lending Quality Trust. Interest income earned on the investment of the collateral plus reimbursement for management fees associated with such investment, in excess of rebates to the borrower, was recorded on an accrual basis. Income earned on non-cash collateral was based on a percentage of the market value of the securities loaned and was recorded on an accrual basis. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

NOTE 3 -- SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund entered into an Investment Management Agreement (the "Management Agreement") with DMG, an indirect subsidiary of Deutsche Bank AG. As the Adviser, DMG provided investment advisory, management and certain administrative services, including services in connection with the lending of portfolio securities. For its services, DMG was entitled to receive a fee from each Series at an annual rate of .20% of the average daily net assets in the case of the US Index Series, .45% of the average daily net assets in the case of the Hong Kong Index Series and the South Africa Index Series, and .30% of the average daily net assets of each other Series, plus, in the case of each Series, 40% of the gross investment income less dividends on securities held in the portfolio. The Management Agreement also provided that DMG be reimbursed for out-of-pocket expenses incurred in providing certain administrative services.

The Fund entered into an Administration Agreement with State Street Bank and Trust Company (the "Administrator"). Under the Administration Agreement, the Fund paid compensation to the Administrator at the following annual rates based on the average daily net assets of each Series taken separately: .08% of the first $125 million of each Series' average daily net assets, .06% of the next $125 million of each Series' average daily net assets and .04% of each Series' average daily net assets in excess of $250 million, subject to a minimum annual fee of $95,000 per Series. State Street Bank and Trust Company also served as custodian and transfer agent of the Fund.

ALPS Mutual Fund Services, Inc. ("the Distributor") served as distributor of the shares of the Series. The Fund established a Rule 12b-1 plan for each Series (each, a "Plan"), pursuant to which each Series paid the Distributor a distribution services fee for activities intended to result in the sale of shares of the Series. Under a separate marketing agreement the Distributor was also paid a marketing fee, received contributions from the Fund toward certain bonus payments made to the Distributor, and was reimbursed for certain expenses. Each Series also paid certain expenses relating to printing and distributing prospectuses and made payments due to dealers and other persons for marketing and stockholder services, including payments to each such person entered into an investor services agreement with the Distributor. All payments to the Distributor and such dealers and other persons by each Series and all reimbursements to the Distributor or the Adviser for their respective costs incurred in producing advertising or marketing material prepared at the request of the Series were made under the Plan of such Series and did not exceed in the aggregate, on an annualized basis, .25% of the average daily net assets of the Series.

For the period ending April 30, 1997, DMG received brokerage commissions as a result of executing agency transactions in portfolio securities on the Italy Index Series of $833. Certain directors and officers of the Fund were also directors and officers of the Adviser.

FEE WAIVERS AND EXPENSE REIMBURSEMENTS: To limit the per share expenses absorbed by stockholders who continued to hold shares of the Series ("CB shares") through the liquidation period, DMG agreed to maintain a cap on the annualized operating expense ratio of each Series by waiving its investment management fees and reimbursing the Fund for certain other expenses. Through December 31, 1996, the expense cap for all Series remained at 1.00%. After December 31, 1996, the expense cap for each Series was as follows:

                                                          Revised
                          Series                        Expense Cap
                          ------                        -----------
                    Australia Index Series                 2.50%
                    France Index Series                    1.93
                    Germany Index Series                   2.50
                    Hong Kong Index Series                 2.50
                    Italy Index Series                     2.18
                    Japan Index Series                     1.46
                    South Africa Index Series              2.50
                    UK Index Series                        2.50
                    US Index Series                        2.33

NOTE 4 -- PORTFOLIO SECURITIES

Purchases and proceeds from the sale of securities, other than obligations of the US government and its agencies and short-term securities, and the value of portfolio securities received and delivered in exchange for CB shares issued and redeemed, respectively, for the period ending April 30,1997, were as follows:


                                                             Securities            Sales            Securities
        Series                           Purchases            Received           Proceeds           Delivered
--------------------------           ---------------      ----------------   ---------------    -----------------
Australia Index Series                $     20,588            $      0        $  4,414,961       $   6,422,188
France Index Series                              0                   0           5,079,114          41,637,004
Germany Index Series                       642,702                   0           4,562,036          19,076,467
Hong Kong Index Series                           0                   0           7,542,004           9,163,303
Italy Index Series                       2,884,433                   0           7,014,187          33,233,046
Japan Index Series                         258,180                   0          10,463,465          51,420,778
South Africa Index Series                   57,679                   0           1,904,522          13,726,459
UK Index Series                             90,968                   0           4,926,273           9,320,474
US Index Series                                  0                   0           6,517,407          12,071,238


NOTE 5 - PORTFOLIO SECURITIES LOANED

As of April 30, 1997, there were no securities on loan.

NOTE 6 -- CAPITAL

The Fund was authorized to issue 5,000,000,000 shares of common stock. The Board had authorized nine Series of stock and allocated 200,000,000 shares to each Series. The Fund sold and redeemed shares of each Series at their respective net asset value, principally for an in-kind portfolio of equity securities of the relevant Financial Times Index component, together with a cash component. The Fund sold and redeemed CB shares of each Series only in aggregations of a specified number of shares (each, a "Creation Unit"). The number of CB shares constituting a Creation Unit was 250,000 CB shares in the case of the Japan Index Series and 100,000 CB shares in the case of each other Series.

The Fund imposed transaction fees on the cash portion of each purchase and redemption of Series shares (other than shares of the US Index Series). The percentage fee imposed on the cash portion of purchases and redemptions were as follows:

                                                              Percentage fee
                                     Percentage fee           imposed on cash
                                     imposed on cash             portion of
          Series                  portion of purchases          redemptions
          ------                  --------------------          -----------
 Australia Index Series                  1.15%                     1.15%
 France Index Series                     1.00                      1.00
 Germany Index Series                    1.00                      1.00
 Hong Kong Index Series                  1.20                      1.20
 Italy Index Series                      1.00                      1.00
 Japan Index Series                      1.32                      1.32
 South Africa Index Series               2.00                      1.00
 UK Index Series                         1.50                      1.00
 US Index Series                         0.00                      0.00


NOTE 7 -- DIVIDENDS

On December 4, 1996, the Board of Directors of the Fund declared the following dividend for each Series to stockholders of record December 4, 1996 and paid on January 6, 1997:

                                                              PER SHARE
                         SERIES                                 AMOUNT
                         ------                               ---------
                         Australia Index Series                 $0.78
                         France Index Series                     1.13
                         Germany Index Series                    0.30
                         Hong Kong Index Series                  1.62
                         Italy Index Series                      1.02
                         Japan Index Series                      0.05
                         South Africa Index Series               0.29
                         UK Index Series                         1.13
                         US Index Series                         0.40

NOTE 8 -- LIQUIDATION

On December 20, 1996, the Board of Directors authorized and on February 7, 1997, the stockholders of the Fund approved at a special meeting of stockholders held on such date a Plan of Complete Liquidation and Dissolution of the Fund (the "Plan"). On April 11, 1997, Articles of Dissolution of the Fund were filed with the Maryland State Department of Assessments and Taxation. Investment operations of the Australia Index Series, Hong Kong Index Series, UK Index Series and US Index Series ceased on March 13, 1997 and each such Series paid on March 14, 1997 a liquidating distribution to stockholders in the amount of the net asset value of its shares as of the close of business on March 13, 1997.
The distribution amounts were as follows:

            SERIES                      AMOUNT             PER SHARE
     -----------------------      -----------------   -----------------
     Australia Index Series        $ 4,356,285.37        $ 21.718010
     Hong Kong Index Series          6,338,364.05          31.629510
     UK Index Series                 4,714,777.88          47.007227
     US Index Series                 6,560,306.02          65.461663

The France Index Series, German Index Series, Italy Index Series, South Africa Index Series and Japan Index Series ceased investment operations on March 20, 1997 and on March 21, 1997 each paid a liquidating distribution to stockholders in the amount of the net asset value of its shares as of the close of business on March 20, 1997. The distribution amounts were as follows:

          SERIES                        AMOUNT               PER SHARE
     ---------------------        ----------------       ----------------
     France Index Series           $ 4,236,101.22          $ 42.232204
     Germany Index Series            3,926,317.54            39.133643
     Italy Index Series              3,118,510.95            31.040152
     Japan Index Series              7,311,984.47            29.212649
     South Africa Index Series       1,838,842.38            18.284022

In connection with the adoption of the Plan by the Board of Directors of the Fund, the Adviser agreed to assume all costs of the Fund related to the liquidation, including any unamortized organizational expenses and the costs of the Fund's solicitation of proxies for the stockholders meeting, as well as all liabilities of the Fund arising or becoming known after the Fund's first liquidation distribution and not provided for on the Fund's books at such time.

As of April 30, 1997, the Fund plans to use the remaining cash to pay outstanding expenses.